Restructuring	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring

17. RESTRUCTURING

The Company has implemented multiple restructuring plans to reduce its cost structure, align resources with its product strategy and improve efficiency, which has resulted in workforce reductions and the consolidation of certain leased facilities.

For the years ended December 31, 2016, 2015 and 2014, restructuring charges were comprised of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Employee severance and related costs	$41,054	$74,879	$14,092
Consolidation of leased facilities	28,857	22,100	—
Reversal of previous charges	(2,510)	(286)	—
Other	—	1,968	—

Total Restructuring charges	$67,401	$98,661	$14,092

During the years ended December 31, 2016 and 2015, the Company incurred costs of $44.5 million and $29.4 million primarily related to its announced plan in November 2015 to simplify the Company’s enterprise go-to-market motion and roles while improving coverage, reflect changes in the Company’s product focus, and balance resources with demand across the Company’s marketing, general and administration areas. The charges are primarily related to employee severance, outplacement, professional service fees, and facility closing costs. The majority of the activities related to this program were substantially completed as of the end of the first quarter of 2016. As of December 31, 2016, total charges related to this program incurred since inception were $73.9 million.

During the years ended December 31, 2016 and 2015, the Company also recorded charges of $24.0 million and $67.5 million related to its announced plan in January 2015 to increase strategic focus and operational efficiency. The charges primarily related to the severance and other costs directly related to the reduction of the Company’s workforce and consolidation of leased facilities. The majority of the activities related to this program were substantially completed by the end of 2015. As of December 31, 2016, total charges related to this program incurred since inception were $91.5 million.

The amounts recorded during the year ended December 31, 2014 were primarily related to severance and other costs directly related to the reduction of the Company’s workforce pursuant to a restructuring plan initiated in 2014 to better align resources to strategic initiatives.

Restructuring accruals

The activity in the Company’s restructuring accruals for the year ended December 31, 2016 is summarized as follows (in thousands):

Total
Balance at January 1, 2016	$40,396
Restructuring charges	67,401
Payments	(69,012)
Other	1,158

Balance at December 31, 2016	$39,943

As of December 31, 2016, the $39.9 million in outstanding restructuring accruals primarily relate to future payments for leased facilities.